Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Non-operating income (expenses)
Equity in earnings of subsidiaries	$ 348	$ 509	$ 625	$ 575	$ 564	$ 833
Interest income	49	77	93	199	320	797
Other expenses	(77,535)	(8,397)	(77,468)	(10,657)	(8,491)	(18,201)
Total non-operating (expenses) income	(86,885)	(21,065)	(101,761)	(34,313)	(61,938)	(67,528)
(Loss) income before income taxes	(69,947)	(2,831)	(64,424)	1,759	17,708	(5,013)
Income tax expense	5,012	798	4,961	(258)	59,658	29,227
Net income	(64,935)	(2,033)	(59,463)	1,501	77,366	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments	(394)	1,230	1,960	2,336	476	(1,176)
Total comprehensive income	(65,329)	(803)	(57,503)	3,837	77,842	23,038
EVERTEC
Non-operating income (expenses)
Equity in earnings of subsidiaries					95,382	28,004
Interest income					5	37
Other expenses					(374)
Total non-operating (expenses) income					95,013	28,041
(Loss) income before income taxes					95,013	28,041
Income tax expense					17,646	3,827
Net income					77,367	24,214
Other comprehensive income (loss), net of tax Foreign currency translation adjustments					476	(1,176)
Total comprehensive income					$ 77,843	$ 23,038